ANALYSIS OF OPERATING SEGMENTS - Non-current assets by country (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Property plant and equipment, net	$ 8,950,411	$ 6,588,483
Intangible assets	16,076,566	13,866,959
Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Property plant and equipment, net	5,783,234	5,663,743
Colombia
Disclosure of operating segments [line items]
Intangible assets	10,299,669	8,625,595
Colombia | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Property plant and equipment, net	4,441,733	4,450,061
Panama
Disclosure of operating segments [line items]
Intangible assets	4,005,751	3,979,443
Panama | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Property plant and equipment, net	210,348	213,090
Costa Rica
Disclosure of operating segments [line items]
Intangible assets	101,324	100,631
Costa Rica | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Property plant and equipment, net	403,107	378,554
Guatemala
Disclosure of operating segments [line items]
Intangible assets	17,981	15,988
Guatemala | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Property plant and equipment, net	139,793	108,167
Other countries
Disclosure of operating segments [line items]
Intangible assets	1,651,841	1,145,302
Other countries | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Property plant and equipment, net	$ 588,253	$ 513,871